Longterm Investments (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Apr. 03, 2020	Dec. 31, 2019	Nov. 29, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 10, 2018
Description of investment agreement	After the transaction, the Group’s indirect interest in Fuquan Chengwang was diluted from 18% to 14.76% through holding 18% of the equity interest in Jingning Meizhongkuang	The Agreements enable Tantech to indirectly hold an 18% stake in Fuquan Chengwang through holding 18% in the equity interest of Jingning Meizhongkuang
Impairment				$ 23,140,591	$ 0	$ 0
Libo Haokun
Equity ownership interest rate percentage							18.00%
Amount of investment							$ 11,741,011
Represents the information pertaining to Fuquan Chengwang.
Equity ownership interest rate percentage			18.00%
Amount of investment			$ 6,444,939
Represents the information pertaining to Jingning Zhonggang.
Description of investment agreement			Tantech is obligated to pay the consideration within 30 days after Fuquan Chengwang completes the recording process with the local industrial and commerce administration for transfer of the share ownership. Pursuant to the Investment Agreement, after the transfer of the 18% share ownership, if the value of Fuquan Chengwang is lower than RMB257.35 million according to the financial statements audited by an accounting firm approved by the Tantech, Jingning Zhonggang will be obligated to refund to Tantech the overpaid amount. The payment could be in the form of cash, shares, or other assets with the same value, as selected by Tantech
Equity ownership interest rate percentage		82.00%	18.00%
Jingning Meizhongkuang [Member]
Equity ownership interest rate percentage		18.00%
Lishui Ansheng Energy Technology Co [Member]
Equity ownership interest rate percentage	18.00%